Note 24 - Assets and Liabilities Associated With Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
	2023	2022
Non-current assets held for sale
Solar plant	13,519	–

Liabilities associated with assets held for sale
Site restoration liability	128	–